Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of March 31,
	2023	2022

Trademark	$44,317	$48,010
Software	34,817	37,718
Total intangible assets, at cost	79,134	85,728
Less: accumulated amortization	(51,266)	(46,966)
Total intangible assets, net	$27,868	$38,762